Financial Risk Management -Disclosure of Classification of time buckets of cash flows (Detail)	12 Months Ended
Dec. 31, 2021
Not Later than One Day
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1D (0.0028Y)
Greater Than 1 Day And Not Less Than One Month [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1D< tcf ≤1M (0.0417Y)
Greater Than One month And Not Less Than Three Month [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1M< tcf ≤3M (0.1667Y)
Greater Than Three month And Not Less Than Six Month [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	3M< tcf ≤6M (0.375Y)
Greater Than Six month And Not Less Than Nine Month [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	6M< tcf ≤9M (0.625Y)
Greater Than Nine months And Not Less Than One Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	9M< tcf ≤1Y (0.875Y)
Greater Than One Year And Not Less Than One point Five Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1Y< tcf ≤1.5Y (1.25Y)
Greater ThanOne point Five Year And Not Less Than Two Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1.5Y< tcf ≤2Y (1.75Y)
Greater Than Two Year And Not Less Than Three [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	2Y< tcf ≤3Y (2.5Y)
Greater Than Three Year And Not Less Than Four Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	3Y< tcf ≤4Y (3.5Y)
Greater Than Four Year And Not Less Than Five Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	4Y< tcf ≤5Y (4.5Y)
Greater Than Five Year And Not Less Than six Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	5Y< tcf ≤6Y (5.5Y)
Greater Than six Year And Not Less Than seven Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	6Y< tcf ≤7Y (6.5Y)
Greater Than seven Year And Not Less Than Eight Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	7Y< tcf ≤8Y (7.5Y)
Greater Than Eight Year And Not Less Than Nine Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	8Y< tcf ≤9Y (8.5Y)
Greater Than Nine Year And Not Less Than Ten Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	9Y< tcf ≤10Y (9.5Y)
Greater Than Ten Year And Not Less Than Ffteen Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	10Y< tcf ≤15Y (12.5Y)
Greater Than Fiteen Year And Not Less Than Twenty Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	15Y< tcf ≤20Y (17.5Y)
GreaterThan Twenty Year [Member]
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	tcf >20Y (25Y)